Financial instruments and risk management - Currency risk - Group's exposure (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,275,047	$ (1,026,191)
US$ | Trade and other receivables, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	106,219	4,409
US$ | Other non-current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	165,795	2,203
US$ | Other current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,136,427	51,195
US$ | Trade and other receivables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,112,761	397,025
US$ | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,460,530	517,852
US$ | Loans and other liabilities, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(119,076)	(509,858)
US$ | Lease liabilities non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,148,604)	(776,593)
US$ | Short term borrowings and current maturities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(130,139)	(129,710)
US$ | Lease liabilities current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(879,998)	(348,710)
US$ | Trade and other payables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(428,868)	(234,004)
NIS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(38,369)	(33,789)
NIS | Other non-current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,339	1,294
NIS | Other current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	46	44
NIS | Trade and other receivables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,208	497
NIS | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	22,128	11,309
NIS | Loans and other liabilities, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(4,197)
NIS | Lease liabilities non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(7,397)	(10,145)
NIS | Short term borrowings and current maturities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(217)
NIS | Lease liabilities current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(6,315)	(5,485)
NIS | Trade and other payables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(50,378)	(26,889)
Others.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	77,047	(24,787)
Others. | Trade and other receivables, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	801	884
Others. | Other non-current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,067	1,391
Others. | Other current investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,985	5,438
Others. | Trade and other receivables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	92,427	75,742
Others. | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	60,642	41,253
Others. | Loans and other liabilities, Non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,751)	(3,309)
Others. | Lease liabilities non-current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(22,675)	(25,102)
Others. | Short term borrowings and current maturities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(564)	(8,642)
Others. | Lease liabilities current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(6,691)	(7,981)
Others. | Trade and other payables, Current
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (55,194)	$ (104,461)